RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - EBT Total $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Earned dividends	$ 38,000
BP ADS
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Purchases	116,000
Sales	$ 187,000